Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - $ / shares	1 Months Ended		3 Months Ended																12 Months Ended
	Dec. 31, 2017	Oct. 31, 2016	Dec. 31, 2017	[1]	Sep. 30, 2017	[1]	Jun. 30, 2017	[1]	Mar. 31, 2017	[1]	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Changes In Stockholders' Equity
Net income attributable to AT&T, per diluted share			$ 3.08		$ 0.49		$ 0.63		$ 0.56		$ 0.39		$ 0.54		$ 0.55		$ 0.61		$ 4.76	$ 2.1	$ 2.37
Dividends to stockholders, per share	$ 0.5	$ 0.49																	$ 1.97	$ 1.93	$ 1.89

[1]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.